Morgan Stanley Institutional Fund, Inc.

522 Fifth Avenue

New York, NY 10036

March 9, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

Judiciary Plaza

100 F Street, N.E.

Washington, D.C. 20549

Attention:  Larry L. Greene, Senior Counsel, Division of Investment Management

Re:                               Morgan Stanley Institutional Fund, Inc.

Securities Act File No. 33-23166

Post-Effective Amendment No. 102

Investment Company Act File No. 811-05624

Amendment No. 103

Dear Mr. Greene:

On behalf of Morgan Stanley Institutional Fund, Inc., a Maryland corporation (the “Fund”), attached herewith for filing is the above referenced Post-Effective Amendment No. 102 to the Fund’s Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), and pursuant to the Investment Company Act of 1940, as amended (the “Amendment”).

This filing is made pursuant to Rule 485(a)(2) under the 1933 Act for the purpose of adding three new portfolios to the Fund. We understand that we may expect comments on this filing in approximately 30-45 days. Although this Amendment also includes updated information regarding the Fund, we anticipate filing a subsequent 485(b) filing, to include all consents and opinions, as well as any other required information, in anticipation of going automatically effective on the 75th day after the date hereof. No fees are required in connection with this filing.

Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact me at 212.296.6982 (tel) or 212.404.4691 (fax) or Kristin M.  Hester of Dechert LLP at 212.649.8796 (tel) or 212.698.3599 (fax).

Very truly yours,

/s/ Edward J. Meehan
Edward J. Meehan

cc:	Stefanie V. Chang Yu
Mary E. Mullin